Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
11	CASH AND CASH EQUIVALENTS

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Cash and bank balances	4,301	1,606
Fixed deposits	2,083	6,097
	6,384	7,703

The above balances that are not denominated in the functional currency are as follows:

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Hong Kong Dollar	85	82
Indonesia Rupiah	41	44
Euro	—	98
Singapore Dollar	34	18

As at end of reporting period, management considers the ECL for cash and cash equivalents is insignificant. Information of financial risks of the cash and cash equivalents were disclosed in Note 29 to the financial statements.